(Loss) Income Per Common Share	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
(Loss) Income Per Common Share

(2) (Loss) Income Per Common Share

Basic (loss) income per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted (loss) income per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of preferred stock using the if-converted method and exercise of stock options and warrants as well as assumed lapse of restrictions on restricted stock awards and shares currently available for purchase under the Company’s Employee Stock Purchase Plan, which is minor, using the treasury stock method.

The two-class method is used to calculate basic and diluted (loss) income per common share since the Company’s preferred and restricted stock are participating securities under Accounting Standards Codification (“ASC”) 260, Earnings per share. The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under the two-class method, basic (loss) income per common share is computed by dividing net (loss) income attributable to common shares after allocation of income to participating securities by the weighted-average number of common shares outstanding during the period. Diluted (loss) income per common share is computed using the more dilutive of the two-class method or the if-converted method. In periods of net loss, no effect is given to participating securities since they do not contractually participate in the losses of the Company.

The following table reconciles net (loss) income and the weighted average common shares outstanding used in the computations of basic and diluted (loss) income per common share (in thousands, except for share and per share data):

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
Numerator:
Net (loss) income	$(1,157)	$1,570
Series A 8% Convertible Preferred Stock cumulative dividends	(4,168)	—
Net income attributable to participating securities	—	(31)

Net (loss) income attributable to common shareholders	$(5,325)	$1,539

Denominator:
Weighted-average common shares outstanding - basic	16,420,716	52,943,243
Dilutive impact of options	—	456,535

Weighted-average common share outstanding - diluted	16,420,716	53,399,778

Per common share:
Basic (loss) income per common share	$(0.32)	$0.03
Diluted (loss) income per common share	$(0.32)	$0.03

For the thirteen weeks ended April 28, 2012, as the Company was in a net loss position, the net losses were solely attributable to common shareholders. For the thirteen weeks ended May 4, 2013, $31 thousand of net income was attributable to participating securities, as the two-class method was more dilutive, and the remainder was attributable to common shareholders.

For the thirteen weeks ended April 28, 2012, preferred stock that could be converted to 30,894,953 shares of common stock were not included in the computation of diluted earnings per share, as the effect of doing so would have been anti-dilutive. The preferred stock was converted to common stock on July 24, 2012.

The effects of the assumed exercise of stock options of 115,953 shares of common stock and the impact of shares to be issued under the Company’s Employee Stock Purchase Plan, which is minor, for the thirteen weeks ended May 4, 2013 were excluded from the calculation of diluted net income as their impact would have been anti-dilutive.

For the thirteen weeks ended April 28, 2012, the effects of the assumed exercise of the combined stock options and warrants and the vesting of restricted share awards of 2,432,891 shares of common stock were excluded from the calculation of diluted net loss as the effect would be anti-dilutive due to a net loss to common shareholders.

The aforementioned excluded shares do not reflect the impact of any incremental repurchases under the treasury stock method.

(2) Income (Loss) Per Common Share

Basic income (loss) per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted income (loss) per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of preferred stock using the if-converted method and exercise of stock options and warrants as well as assumed lapse of restrictions on restricted stock awards and shares currently available for purchase under the Company’s Employee Stock Purchase Plan, which is minor using the treasury stock method.

The two-class method is used to calculate basic and diluted income (loss) per common share since the Company’s preferred and restricted stock are participating securities under ASC 260 Earnings per share. The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under the two-class method, basic income (loss) per common share is computed by dividing net income (loss) attributable to common shares after allocation of income to participating securities by the weighted-average number of common shares outstanding during the year. Diluted income (loss) per common share is computed using the more dilutive of the two-class method or the if-converted method. In periods of net loss, no effect is given to participating securities since they do not contractually participate in the losses of the Company. The two-class method is the more dilutive method for fiscal 2010, fiscal 2011 and fiscal 2012.

The following table reconciles net income (loss) and the weighted average common shares used in the computations of basic and diluted income (loss) per common share (in thousands, except for share and per share data):

	Fiscal Year
	2010	2011	2012
Numerator:
Net income	$7,023	$16,078	$20,025
Dividend paid to preferred shareholders	—	—	(62,504)
Dividend paid to unvested restricted shareholders	—	—	(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends	(4,507)	(15,913)	—
Accretion of Redeemable Convertible Preferred Stock	(3,329)	—	—
Net income attributable to participating securities	—	(109)	—

Net (loss) income attributable to common shareholders	$(813)	$56	$(45,378)

Denominator:
Weighted average common shares outstanding-basic	9,672,195	15,903,599	35,444,200
Dilutive impact of options and warrants	—	509	—

Weighted average common shares outstanding-diluted	9,672,195	15,904,108	35,444,200

Per common share:
Basic (loss) income per common share	$(0.08)	$—	$(1.28)
Diluted (loss) income per common share	$(0.08)	$—	$(1.28)

As discussed above, the Company is required to use the two-class method to compute basic and diluted income (loss) per common share. In fiscal 2010 and fiscal 2012 the adjustment to record the increase in redemption value of preferred stock as well as dividends paid to preferred and unvested restricted shareholders (note 5) reduced undistributed earnings, to be allocated between common shares and participating securities, to zero, for purposes of calculating net income per share using the two-class method. As such, net losses were solely attributable to common shareholders.

For fiscal 2010 and fiscal 2011, preferred stock that could be converted to 30,894,953 shares of common stock were not included in the computation of diluted earnings per share, as the effect of doing so would have been anti-dilutive. The preferred stock was converted to common stock on July 24, 2012 and was included in the computation of income (loss) per share during fiscal 2012 on a weighted average basis.

The effects of the assumed exercise of the combined stock options and warrants and vesting of restricted share awards of 2,440,586 and 2,573,490 fiscal 2010 and fiscal 2012, and the impact of shares to be issued under the Company’s Employee Stock Purchase Plan, which is minor were excluded from the calculation of diluted net loss as the effect would be anti-dilutive due to a net loss to common shareholders. The effects of the assumed exercise of stock options and warrants for 2,781,138 shares of common stock for fiscal 2011 were excluded from the calculation of diluted net income as the average stock market price of the related common stock for the periods exceeded the exercise price of the options or warrants or the assumed proceeds determined under the treasury stock method resulted in no incremental shares for stock options. The aforementioned excluded shares do not reflect the impact of any incremental repurchases under the treasury stock method. In addition, the assumed vesting of 135,657 restricted shares are not included in the calculation of diluted weighted average common shares outstanding as the two class method was more dilutive method during fiscal 2011.